Financial Assets at Fair Value Through Other Comprehensive Income - Summary of Financial Assets at Fair Value through Other Comprehensive Income (Detail) $ in Millions, $ in Millions	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)
Disclosure of financial assets [line items]
Current	$ 119,519.3		$ 122,448.5
Non current	5,887.9	$ 212.3	4,514.9
Investment in equity and debt instruments at FVTOCI	125,407.2		126,963.4
Debt securities [member]
Disclosure of financial assets [line items]
Investments in debt instruments at FVTOCI	119,329.5		122,398.5
Debt securities [member] | Corporate bonds [member]
Disclosure of financial assets [line items]
Investments in debt instruments at FVTOCI	57,253.2		56,593.6
Debt securities [member] | Agency bonds/Agency mortgage-backed securities [member]
Disclosure of financial assets [line items]
Investments in debt instruments at FVTOCI	32,070.1		43,977.1
Debt securities [member] | Government bonds [member]
Disclosure of financial assets [line items]
Investments in debt instruments at FVTOCI	21,345.8		13,459.5
Debt securities [member] | Asset-backed securities [Member]
Disclosure of financial assets [line items]
Investments in debt instruments at FVTOCI	8,660.4		8,368.3
Equity instruments [member]
Disclosure of financial assets [line items]
Investment in equity instruments at FVTOCI	6,077.7		4,564.9
Equity instruments [member] | Non-publicly traded stocks [member]
Disclosure of financial assets [line items]
Investment in equity instruments at FVTOCI	5,887.9		4,514.9
Equity instruments [member] | Publicly traded stocks [member]
Disclosure of financial assets [line items]
Investment in equity instruments at FVTOCI	$ 189.8		$ 50.0